Debt Obligations - TubeMogul Japan Inc. Financing - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2014	Feb. 28, 2013 Investor	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Proceeds from issuance of convertible note		$ 187	$ 232	$ 7		$ 187	$ 232
Number of new Investors		3
Convertible notes, redeemed	957
Loss on extinguishment of convertible notes	$ (538)				$ (538)
Board of Directors
Class Of Warrant Or Right [Line Items]
Number of new Investors		1